UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER 001-35133
CUSIP NUMBER  89853X306

(Check One):    [x] Form 10-K    [  ] Form 20-F    [  ] Form 10-Q    [  ] Form 10-D    [  ] Form N-SAR

For Period Ended: December 31, 2013
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: _____________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION
T3 Motion, Inc.
Full Name of Registrant

Former Name if Applicable
2990 Airway Ave, Bldg A
Address of Principle Executive Office (Street and Number)
Costa Mesa, CA 92626
City, State and Zip Code

PART II -- RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

[x]	(a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III--NARRATIVE

State below in reasonable detail why forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The company was unable to file the Form 10-K for the year ended December 31, 2013 without unreasonable effort or expense due to recent financing events that resulted in delays in its completion of the registrant's annual audit and  receipt of the report from the registrant's auditors.

PART IV--OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

William Tsumpes	714	619-3600
(Name)	(Area Code)	(Telephone Number)

(2)
Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

[x] Yes   [  ] No

(3)
Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[x] Yes   [  ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company’s business operations have changed over the past year as the company began to focus on reducing operating expenses and cost of products sold.  Therefore, the Company anticipates significant changes in its results of operations as compared to the corresponding period for the last fiscal year.  As described in Part III above, the Company experienced delays in the preparation of its financial statements, consequently it is providing below a reasonable, unaudited estimate of changes to results in operations for the year ended December 31, 2013 as compared to the corresponding period in 2012:

Net Income (Losses). The Company’s net income for the fiscal year ended December 31, 2013 was approximately $4.0 million compared to a net loss of ($21.5 million) during the fiscal year ended December 31, 2012.  The income for the fiscal year ended December 31, 2013 consisted of operating losses of approximately ($2.5 million) in 2013 and other income of $6.5 million, primarily non-cash income related to a decrease in value of the mark to market derivative liabilities for securities issued with the Company’s senior convertible debentures and related warrants.

The loss for the fiscal year ended December 31, 2012 consisted of operating losses of approximately ($6.3 million) in 2012 and other expenses of ($15.1 million) in 2012, primarily non-cash expenses related to derivative liabilities for securities issued with the Company’s $4.3 million November 27, 2012 secured convertible debentures .

 Earnings (Loss) Per Share. For the fiscal year ended December 31, 2013, basic and fully diluted earnings per share were approximately $0.21, compared to a loss per share of ($1.64) on a basic and fully diluted basis for the fiscal year ended December 31, 2012. The Company’s basic net income (loss) per share (“EPS”) amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period. Diluted EPS reflects the potential dilution, using the treasury stock method and as-if-converted method for convertible debt, which could occur if all potentially dilutive securities were exercised. As the Company had a net loss for the year ended December 31, 2012, no potentially dilutive securities were included in the calculation of diluted net income (loss) per share as their impact would have been anti-dilutive. In addition, although the Company had net income in the year ended December 31, 2013, there are no common stock equivalents to be included as dilutive securities as any such common stock equivalents would be considered anti-dilutive due to the fact the Company would have to reduce net income by gains of $11.2 million related to the derivative liability associated with the senior convertible debentures and warrants which would result in a net loss rather than net income, resulting in the common stock equivalents being anti-dilutive.

Revenues. Consolidated revenues were approximately $4.0 million for the year ended December 31, 2013, a decrease of $0.5 million or 11% as compared to consolidated revenues of $4.5 million for the corresponding period in 2012.  The decrease in consolidated revenues was a result of a decrease in T3 units shipped caused by changes to our marketing programs put in place under previous management which directed all company sales efforts through authorized dealers only. Current management has now refocused our current sales initiatives to include a new direct inside marketing effort to regain sales lost under the former managements directives and to rebuild our direct sales channel.

Gross Profits. Consolidated gross profit was consistent at $0.5 million for both 2013 and 2012 despite the 11% revenue decrease on lower unit volume.    Gross margin as a percent of revenues improved from 11% in 2012 to 12% in 2013 on improved materials costs offset by lower labor utilization.

Operating Expenses. Operating expenses include corporate overhead, financial and administrative contracted services, marketing, consulting costs, sales expenses, and research and development expenses.  During the fiscal year ended December 31, 2013, we incurred approximately $3.0 million in Operating expenses compared to $6.6 million incurred during the fiscal year ended December 31, 2012 (a decrease of $3.6 million or 59%).   The decrease was driven primarily by aggressive cost containment across all aspects of the company’s operations including changes to our supply chain, manufacturing processes, reduced consulting, labor and outsourcing, and significant improvements in expenses related to our facilities, insurances and sales and marketing expenditures.

Other income (expense).  Other income (expense) includes cash and non-cash charges for interest expense, losses on debt extinguishment, and mark to market gains and losses on the Company’s derivative liabilities.  For the year ended December 31, 2013, the company had other income of $6.5 million compared to other (expense) of ($14.8 million) for the year ended December 31, 2012.

In 2013, the Company had other income of $6.5 million consisting of a $11.2 million gain on changes in derivative liabilities and ($4.7 million) in interest expense related to the November 2012, March 2013, and June 2013 Debentures and the Company’s revolving line of credit.  During 2013, the Company issued an additional $500,000 in senior convertible debentures and drew $925,000 on its line of credit.  The debentures were issued with additional detachable equity and derivative equity securities, recorded as derivative liabilities, and consisted of 500,000 shares of stock valued at the issuance date of approximately $0.1 million; 5,000,000 5-year warrants with an exercise price of $0.10 per share and valued as of the issuance date at approximately $0.7 million, and a conversion feature that allows for the debt holders to convert their principal into 5,000,000 shares of the Company’s common stock at $0.10 per share for one year and valued as of the issuance date at approximately $0.4 million.  The Company recorded a debt discount of $0.5 million on the issuance date and recorded charges to other expense of ($0.7 million) reflecting the excess fair value of the securities issued over the face value of the notes issued.  Between January 1, 2013 and December 31, 2013, the Company amortized ($3.6 million) of debt discount and deferred financing fees to interest expense and marked to market the derivative securities issued in 2012 and 2013 and outstanding as of December 31, 2013, which resulted in a gain of $11.2 million due to the reduction in market values of the issued equity and derivative securities between the January 1, 2013, or their issuance date and the December 31, 2013 balance sheet date.  During the year, investors converted $552,725 of senior convertible debentures into 5,552,725 shares of the Company’s common stock which resulted in debt discount acceleration of ($0.2 million) in interest expense. The net effect of the charges as of the issuance of the debt securities, the mark to market gain through December 31, 2013, and the amortization of the debt discount recorded totaled approximately $6.5 million.  The Company expects that the existence of the derivative securities will result in significant gains and losses in future periods until the securities have all been exercised, converted, cancelled or retired.

In 2012, the Company incurred significant non-cash expenses related to the November 27, 2012 issuance of $4,353,250 in senior convertible debentures.  The net effect of the charges as of the November 27, 2012 issuance of the debt securities, the mark to market gain through December 31, 2012, and the amortization of the debt discount recorded totaled approximately ($14.2 million) in other expense.

Balance Sheet.  The Company ended 2013 with total assets of approximately $2.5 million (representing a decrease of $1.3 million as compared to the corresponding period for the year ended December 31, 2012), including $0.1 million in cash, $0.8 million in accounts receivable, and $1.2 million in inventories.  At December 31, 2012 the Company had total assets of approximately $3.8 million including $1.3 million in cash, $0.5 million in accounts receivable, and $1.2 million in inventories.  At December 31, 2013, the Company had liabilities of approximately $13.6 million including accounts payable and accrued liabilities of $1.7 million, debt of $5.4 million (net of $0.9 million of unamortized debt discount), and derivative liabilities associated with marked to market warrants and debt conversion features of $6.5 million.  At December 31, 2012, the Company had liabilities of approximately $19.9 million including accounts payable and accrued liabilities of $1.8 million, debt of $1.4 million (net of $3.9 million of unamortized debt discount), and derivative liabilities associated with marked to market warrants and debt conversion features of $16.7 million.

T3 Motion, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	April 1, 2014	By	/s/ William Tsumpes

INSTRUCTION:  The form may be signed by an executive officer or the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.